10. SALE OF PATENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
10. SALE OF PATENTS

On July 28, 2011, the Company entered into an asset purchase agreement with Intuitive Surgical Operations, Inc. (“Intuitive Surgical”), in which it received gross proceeds of $2,500,000 (less transaction expenses of $36,829) in connection with the sale of certain intellectual property. Pursuant to the agreement, the Company agreed to assign to Intuitive Surgical all of its currently issued and non-expired patents and pending patent applications, and Intuitive Surgical agreed to grant back to the Company a royalty-free, worldwide license to the patents in all fields outside of medical robotics, except in certain exceptional circumstances.

In connection with this agreement, the Company recorded a gain on the sale of such intellectual property of $2,276,286 in the quarter ended September 30, 2011.

On July 28, 2011, the Company entered into an asset purchase agreement with Intuitive Surgical Operations, Inc. (“Intuitive Surgical”), in which it received gross proceeds of $2,500,000 (less transaction expenses of  $36,829) in connection with the sale of certain intellectual property. Pursuant to the agreement, the Company agreed to assign to Intuitive Surgical all of its currently issued and non-expired patents and pending patent applications, and Intuitive Surgical agreed to grant back to the Company a royalty-free, worldwide license to the patents in all fields outside of medical robotics, except in certain exceptional circumstances.

In connection with this agreement, the Company recorded a gain on the sale of such intellectual property of $2,276,286 in the quarter ended September 30, 2011.